Quarterly Holdings Report
for
Fidelity® Systematic Municipal Bond Index ETF
March 31, 2026
SMBI-NPRT3-0526
1.9917225.100
Municipal Securities - 98.9%
	Principal Amount (a)	Value ($)
Alabama - 3.6%
Electric Utilities - 0.1%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	180,000	183,537
General Obligations - 3.1%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	155,815
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (d)	490,000	522,996
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (d)	145,000	153,496
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (d)	300,000	314,722
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	240,000	253,191
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	680,000	721,227
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	570,000	603,112
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (d)	200,000	213,269
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	375,000	390,126
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (d)	220,000	231,586
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (d)	345,000	367,192
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	850,000	873,291
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	200,000	212,789
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (d)	165,000	178,101
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	320,000	321,809
TOTAL GENERAL OBLIGATIONS		5,512,722
Health Care - 0.2%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	187,068
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	130,856
TOTAL HEALTH CARE		317,924
Special Tax - 0.2%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	99,915
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	338,000
TOTAL SPECIAL TAX		437,915
TOTAL ALABAMA		6,452,098
Arizona - 1.7%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058 (Build America Mutual Assurance Co Insured)	65,000	64,057
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	95,379
TOTAL EDUCATION		159,436
Electric Utilities - 1.3%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	50,944
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	1,495,000	1,519,599
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	40,530
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	104,319
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	41,576
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	134,787
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	285,022
TOTAL ELECTRIC UTILITIES		2,176,777
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	55,032
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	53,194
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,168
TOTAL GENERAL OBLIGATIONS		123,394
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	114,938
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	260,000	262,101
TOTAL HEALTH CARE		377,039
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2048 (c)	150,000	150,390
TOTAL ARIZONA		2,987,036
California - 21.4%
Education - 2.3%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	70,000	83,219
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	40,107
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	204,168
California St Univ Rev Series 2016A, 3.125% 11/1/2036	230,000	216,362
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	45,103
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	125,114
California St Univ Rev Series 2025A, 4.625% 11/1/2056	60,000	60,151
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	100,551
University CA Revs 5% 5/15/2035	250,000	271,996
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	20,573
University CA Revs Series 2017M, 5% 5/15/2032	75,000	76,951
University CA Revs Series 2017M, 5% 5/15/2036	80,000	81,763
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	151,791
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	106,318
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	163,865
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	56,004
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	21,517
University CA Revs Series 2024 BV, 5% 5/15/2038	270,000	300,371
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,110,290
University CA Revs Series 2025 BZ, 5% 5/15/2029	115,000	123,595
University CA Revs Series 2025 BZ, 5% 5/15/2039	315,000	351,105
University CA Revs Series 2025 CD, 5% 5/15/2036	300,000	345,640
TOTAL EDUCATION		4,056,554
Electric Utilities - 1.3%
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	140,774
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,497
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	57,717
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	138,838
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	289,348
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	285,000	307,345
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	240,000	259,938
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	595,000	658,466
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	255,000	259,862
Turlock CA Series 2016, 5% 1/1/2046	205,000	206,386
TOTAL ELECTRIC UTILITIES		2,334,171
Escrowed/Pre-Refunded - 0.5%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (b)	170,000	120,198
California Infra & Econ Dev Bank 5% 7/1/2029 (National Public Finance Guarantee Corporation Insured) (Pre-refunded to 1/1/2028 at 100)	165,000	173,085
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (b)	40,000	39,282
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (b)	195,000	182,004
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	50,000	58,016
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2034 (Pre-refunded to 10/1/2033 at 100)	10,000	11,603
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,046
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (b)	200,000	191,818
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (b)	35,000	33,568
State of California Gen. Oblig. 5% 3/1/2035 (Pre-refunded to 3/1/2030 at 100)	5,000	5,457
TOTAL ESCROWED/PRE-REFUNDED		820,077
General Obligations - 11.3%
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	40,254
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	3,975,000	4,058,490
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (d)	670,000	678,168
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (d)	275,000	290,057
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (d)	195,000	209,887
California St Pub Wks Brd Lse 5% 8/1/2033	175,000	192,735
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	265,977
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2042	350,000	379,600
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	150,000	161,411
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	20,538
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	18,571
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	50,000	50,750
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	145,908
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049 (Build America Mutual Assurance Co Insured)	10,000	7,391
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (b)	165,000	125,090
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (b)	65,000	40,724
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,175
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	189,309
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	176,418
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	27,268
Long Beach CA Uni Sch Dist 0% 8/1/2035 (b)	150,000	109,260
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	16,670
Los Angeles CA Ccd Gen. Oblig. Series D, 5% 8/1/2028	145,000	154,472
Los Angeles CA Ccd Gen. Oblig. Series F, 5% 8/1/2031	100,000	113,078
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,263
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	35,000	40,382
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2034	5,000	5,765
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2025J, 5.25% 12/1/2054	350,000	370,168
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	240,000	249,464
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	51,567
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	137,942
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	220,000	238,815
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	54,170
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,387
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	66,420
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	130,000	150,248
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,217
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	27,325
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2029	250,000	271,381
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2031	630,000	709,700
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	40,000	41,939
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	50,000	59,257
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	35,555
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	123,256
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	50,275
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Inc Insured)	175,000	169,231
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (b)	230,000	161,478
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (b)	495,000	296,270
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046 (Build America Mutual Assurance Co Insured)	205,000	192,258
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (b)	35,000	28,217
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	190,000	75,044
Sacramento CA Fin Auth (Sacramento Calif Proj.) 0% 12/1/2034 (Financial Guaranty Ins CO Insured) (b)	90,000	65,520
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (b)	5,000	1,786
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	38,498
San Diego CA Uni Sch Dist 0% 7/1/2030 (b)	35,000	31,036
San Diego CA Uni Sch Dist 0% 7/1/2038 (b)	250,000	158,159
San Diego CA Uni Sch Dist 0% 7/1/2043 (b)	10,000	4,881
San Diego CA Uni Sch Dist 0% 7/1/2049 (b)	125,000	41,945
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (b)	430,000	356,220
San Diego CA Uni Sch Dist Series 2022 F 2, 5% 7/1/2029	105,000	114,324
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Inc Insured)	25,000	26,749
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	148,696
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	183,213
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	9,792
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	81,036
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2028	155,000	164,673
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	284,728
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	130,000	103,186
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (b)	200,000	146,073
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	33,358
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	183,023
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	177,580
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	107,310
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	170,390
State of California Gen. Oblig. 2% 11/1/2036	60,000	49,381
State of California Gen. Oblig. 3% 10/1/2033	70,000	69,084
State of California Gen. Oblig. 3% 10/1/2034	50,000	48,572
State of California Gen. Oblig. 3% 10/1/2037	190,000	173,914
State of California Gen. Oblig. 3% 11/1/2035	250,000	241,943
State of California Gen. Oblig. 3% 11/1/2041	185,000	161,820
State of California Gen. Oblig. 3% 11/1/2050	575,000	426,288
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,496
State of California Gen. Oblig. 4% 3/1/2050	40,000	38,175
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,132
State of California Gen. Oblig. 5% 10/1/2029	175,000	189,014
State of California Gen. Oblig. 5% 10/1/2048	100,000	102,094
State of California Gen. Oblig. 5% 11/1/2027	50,000	52,024
State of California Gen. Oblig. 5% 11/1/2029	120,000	129,800
State of California Gen. Oblig. 5% 3/1/2030	115,000	125,115
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,147
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,147
State of California Gen. Oblig. 5% 3/1/2035	215,000	231,475
State of California Gen. Oblig. 5% 4/1/2029	140,000	149,820
State of California Gen. Oblig. 5% 4/1/2030	100,000	107,159
State of California Gen. Oblig. 5% 8/1/2035	800,000	922,417
State of California Gen. Oblig. 5% 9/1/2031	230,000	256,013
State of California Gen. Oblig. 5% 9/1/2033	145,000	165,081
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	345,296
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	200,281
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	45,379
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,041
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	50,105
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,148
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	50,477
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,341
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	78,037
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	67,632
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	103,461
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	80,696
State of California Gen. Oblig. Series 2017, 5% 8/1/2028	100,000	100,816
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	349,272
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	339,482
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Inc Insured) (b)	135,000	65,762
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	118,287
William S Hart Uni High School Dist 0% 8/1/2033 (b)	50,000	39,275
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	152,806
TOTAL GENERAL OBLIGATIONS		19,855,076
Health Care - 1.7%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2024A, 5% 12/1/2028	380,000	398,030
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series 2006C, 5% tender 6/1/2041 (d)	330,000	355,869
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	41,613
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	76,115
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	75,000	62,800
California Health Facilities Financing Authority (Providence St Joseph Health Obligated Group Proj.) 5% tender 10/1/2050 (d)	100,000	110,123
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 4% 11/15/2040	100,000	97,425
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2031	490,000	509,203
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2036	100,000	103,187
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2038	150,000	148,720
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,045
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	61,868
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	35,583
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	25,812
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2033	260,000	260,018
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	31,699
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	55,017
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	260,000	264,790
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (d)	25,000	27,013
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	265,000	239,583
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	146,263
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	80,250
TOTAL HEALTH CARE		3,146,026
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	176,732
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054 (Build America Mutual Assurance Co Insured)	65,000	58,101
TOTAL LEASE REVENUE		234,833
Other - 0.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	192,346
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	34,801
Los Angeles CA Dept Arpts Rev 5% 5/15/2050	125,000	130,386
TOTAL OTHER		357,533
Special Tax - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Inc Insured) (b)	95,000	88,896
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	141,766
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,710
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	203,565
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	163,909
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	56,608
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	4,091
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	214,861
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041 (Build America Mutual Assurance Co Insured)	125,000	108,290
TOTAL SPECIAL TAX		1,028,696
Transportation - 1.9%
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	390,000	390,790
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,604
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Inc Insured)	205,000	185,675
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (c)	60,000	62,219
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (d)	155,000	134,959
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (c)	10,000	10,329
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (c)	75,000	76,469
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (c)	80,000	84,530
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2032 (c)	225,000	236,995
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (c)	230,000	231,007
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2049 (c)	270,000	271,003
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,340
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	165,000	170,612
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021A, 4% 7/1/2056	545,000	489,906
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	50,497
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2052 (c)	500,000	434,029
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (c)	40,000	40,011
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	25,000	25,058
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (c)	275,000	293,699
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.25% 5/1/2055 (c)	200,000	206,094
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	30,000	24,356
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	45,000	45,578
TOTAL TRANSPORTATION		3,489,760
Water & Sewer - 1.5%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,016
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	20,681
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,034
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	415,876
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	25,342
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	69,993
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	219,109
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	127,013
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	241,977
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	145,033
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	227,894
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	272,091
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	16,983
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	31,064
San Diego County Water Authority 5% 5/1/2047	140,000	147,059
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	218,882
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	262,247
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	190,188
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,636
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	77,423
TOTAL WATER & SEWER		2,756,541
TOTAL CALIFORNIA		38,079,267
Colorado - 1.7%
General Obligations - 0.3%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	95,814
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	288,469
Denver CO Cty & Cnty Sch Dis 1 Series 2025A, 5.25% 12/1/2038	150,000	170,920
TOTAL GENERAL OBLIGATIONS		555,203
Health Care - 0.9%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	150,000	131,854
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	17,265
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (d)	290,000	304,911
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	135,000	133,908
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	655,000	634,567
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	49,988
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	126,464
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	113,231
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	166,679
TOTAL HEALTH CARE		1,678,867
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2042 (c)	165,000	171,792
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	30,000	30,995
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	60,000	66,068
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	245,000	256,283
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	150,000	155,285
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	25,000	21,993
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	50,000	42,487
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	25,000	20,475
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (b)	100,000	56,673
TOTAL TRANSPORTATION		822,051
TOTAL COLORADO		3,056,121
Connecticut - 1.6%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2015A, 5% 7/1/2035	110,000	126,407
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (d)	225,000	224,660
TOTAL EDUCATION		351,067
General Obligations - 0.8%
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,311
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	107,714
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2028	370,000	391,960
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	25,646
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	480,000	505,965
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2033	210,000	238,000
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	25,646
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	175,000	170,411
TOTAL GENERAL OBLIGATIONS		1,496,653
Special Tax - 0.6%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	35,661
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	35,661
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	127,242
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,490
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	88,632
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	217,929
Connecticut St Spl Tax Oblig Series 2023B, 5% 7/1/2031	265,000	293,805
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	145,199
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	60,539
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,044
TOTAL SPECIAL TAX		1,020,202
TOTAL CONNECTICUT		2,867,922
Delaware - 0.1%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	48,044
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	135,799
TOTAL DELAWARE		183,843
District Of Columbia - 0.8%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,488
General Obligations - 0.3%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,442
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,465
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	95,000	100,991
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	306,389
TOTAL GENERAL OBLIGATIONS		458,287
Special Tax - 0.4%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	190,000	204,805
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2030	120,000	129,027
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	218,319
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	195,312
TOTAL SPECIAL TAX		747,463
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	133,928
TOTAL DISTRICT OF COLUMBIA		1,365,166
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	71,045
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	110,000	116,192
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	153,551
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		340,788
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	65,000	67,032
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (c)	205,000	195,958
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2055 (c)	100,000	105,595
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (b)	35,000	29,007
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (b)	70,000	50,842
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (b)	20,000	13,162
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	130,000	92,367
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	91,055
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	37,126
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		682,144
Florida - 3.1%
Education - 0.1%
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	93,580
Electric Utilities - 0.1%
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	129,188
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	91,808
TOTAL ELECTRIC UTILITIES		220,996
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (c)	60,000	62,008
General Obligations - 0.3%
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	115,000	129,462
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	80,219
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2043	160,000	155,525
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	160,000	163,979
TOTAL GENERAL OBLIGATIONS		529,185
Health Care - 0.7%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	177,188
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	100,000	104,408
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,018
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	59,293
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	190,000	160,147
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,232
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	520,000	533,529
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	127,441
TOTAL HEALTH CARE		1,212,256
Special Tax - 0.2%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	193,846
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (b)	155,000	67,194
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (b)	10,000	3,838
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (b)	50,000	17,892
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (b)	5,000	4,042
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (b)	15,000	11,585
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (b)	15,000	5,171
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	30,032
Tampa FL Tax Alloc 0% 9/1/2053 (b)	5,000	1,216
TOTAL SPECIAL TAX		334,816
Transportation - 0.7%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	100,000	100,237
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	59,981
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	100,000	102,751
Greater Orlando Aviation Auth 5% 10/1/2036 (c)	160,000	162,943
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (c)	230,000	197,592
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2039	130,000	127,453
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2041	20,000	20,120
Miami-Dade Cnty FL Aviat Rev Series 2019A, 5% 10/1/2049 (c)	320,000	319,333
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	19,856
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	129,216
TOTAL TRANSPORTATION		1,239,482
Water & Sewer - 1.0%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	196,348
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	448,224
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	115,823
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	85,000	76,845
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	75,167
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2040	250,000	250,262
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,315
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	167,675
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	146,133
Tampa Bay Water Series 2020 A, 5% 10/1/2054	260,000	265,093
TOTAL WATER & SEWER		1,748,885
TOTAL FLORIDA		5,441,208
Georgia - 2.6%
Education - 0.2%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	240,046
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	109,109
TOTAL EDUCATION		349,155
Electric Utilities - 0.1%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	18,721
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Inc Insured)	175,000	160,960
TOTAL ELECTRIC UTILITIES		179,681
General Obligations - 1.8%
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,590
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	157,850
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,158
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	108,667
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	215,000	239,293
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	104,436
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (d)	200,000	202,011
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	235,000	225,251
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (d)	1,000,000	1,009,830
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (d)	700,000	741,773
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (d)	230,000	241,284
TOTAL GENERAL OBLIGATIONS		3,060,143
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	94,062
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	59,789
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	256,303
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	229,719
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	89,393
TOTAL HEALTH CARE		729,266
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (c)	125,000	108,618
Georgia Port Authority Series 2021, 3% 7/1/2046	150,000	114,913
TOTAL TRANSPORTATION		223,531
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,169
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,034
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,114
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	15,049
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	14,682
TOTAL WATER & SEWER		100,048
TOTAL GEORGIA		4,641,824
Hawaii - 0.3%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	50,948
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	67,473
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,363
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2028	165,000	172,842
TOTAL GENERAL OBLIGATIONS		321,626
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (c)	80,000	80,081
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	100,260
TOTAL TRANSPORTATION		180,341
TOTAL HAWAII		501,967
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 5% tender 3/1/2060 (d)	190,000	205,597
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	105,142
TOTAL IDAHO		310,739
Illinois - 4.9%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	50,000	49,525
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,061
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	68,775
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	100,000	111,454
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	39,173
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	21,308
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	16,866
TOTAL EDUCATION		327,162
General Obligations - 2.1%
Chicago IL Gen. Oblig. 5% 1/1/2041	370,000	369,586
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (b)	50,000	38,325
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	90,000	88,963
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	33,406
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	101,099
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	26,854
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	142,522
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	33,898
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	101,444
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,279
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	40,104
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	144,143
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	22,204
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	21,782
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	390,000	308,953
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	209,958
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	69,571
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	50,991
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	171,390
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	174,897
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	780,000	837,875
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	101,714
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	79,477
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2030	80,000	85,610
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	185,000	202,817
TOTAL GENERAL OBLIGATIONS		3,467,862
Health Care - 0.2%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	136,850
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	12,142
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	116,056
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	53,772
TOTAL HEALTH CARE		318,820
Housing - 0.1%
Illinois Housing Development Authority Series 2023 H, 5.75% 10/1/2053	205,000	218,235
Special Tax - 0.9%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	101,294
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2044	290,000	305,698
Illinois St Sales Tax Rev Series DECEMBER 2025 B, 5% 6/15/2036	340,000	375,962
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (b)	30,000	24,533
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (b)	20,000	14,343
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	10,000	5,800
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	20,000	16,031
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (b)	35,000	23,191
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (b)	170,000	106,740
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	90,000	53,615
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (b)	650,000	234,919
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (b)	95,000	93,001
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (b)	15,000	3,175
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	51,957
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2036	250,000	272,893
TOTAL SPECIAL TAX		1,683,152
Transportation - 1.4%
Chicago IL Midway Arpt Rev Series 2025 B, 5% 1/1/2055	165,000	167,076
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	60,000	62,459
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	20,768
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,077
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (c)	35,000	33,174
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (c)	455,000	406,826
Chicago IL O'Hare Intl Arpt Rev Series 2024 B, 5.25% 1/1/2053	155,000	159,918
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.5% 1/1/2060 (c)	210,000	217,598
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	370,000	371,594
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	24,998
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,085
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,470
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	53,977
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	102,557
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	128,490
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	150,023
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	42,397
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	405,000	454,132
TOTAL TRANSPORTATION		2,481,619
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,180
TOTAL ILLINOIS		8,512,030
Indiana - 0.5%
General Obligations - 0.2%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058 (Build America Mutual Assurance Co Insured)	345,000	373,477
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	71,872
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	175,000	176,286
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	100,168
TOTAL HEALTH CARE		348,326
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,225
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2025D, 5% 1/15/2034	115,000	129,208
Water & Sewer - 0.0%
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	37,568
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (b)	5,000	4,711
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	57,826
TOTAL WATER & SEWER		100,105
TOTAL INDIANA		976,341
Iowa - 0.0%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	31,723
Kansas - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	27,021
Kentucky - 1.4%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	148,467
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,002
TOTAL ELECTRIC UTILITIES		153,469
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (d)	100,000	101,109
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (d)	1,530,000	1,619,169
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,436
TOTAL GENERAL OBLIGATIONS		1,750,714
Health Care - 0.1%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	100,000	98,081
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	120,000	121,622
TOTAL HEALTH CARE		219,703
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (c)	365,000	321,840
Water & Sewer - 0.0%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	55,397
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	83,049
TOTAL WATER & SEWER		138,446
TOTAL KENTUCKY		2,584,172
Louisiana - 0.4%
Health Care - 0.3%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	47,070
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	190,000	190,035
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/2037	130,000	125,796
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	170,000	148,374
TOTAL HEALTH CARE		511,275
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Inc Insured)	5,000	4,780
Transportation - 0.1%
Louisiana St Grnt Antic Rev 5% 9/1/2034	105,000	117,233
TOTAL LOUISIANA		633,288
Maryland - 0.9%
General Obligations - 0.6%
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,354
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	175,000	188,374
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2032	175,000	196,518
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	220,000	234,824
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	74,484
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	126,798
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	143,873
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,089
TOTAL GENERAL OBLIGATIONS		1,055,314
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	65,000	57,156
Special Tax - 0.2%
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2030	190,000	208,556
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	125,922
TOTAL SPECIAL TAX		334,478
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	100,000	85,161
Maryland St Transn Auth 3% 7/1/2047	145,000	110,451
TOTAL TRANSPORTATION		195,612
TOTAL MARYLAND		1,642,560
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2046	210,000	194,333
Massachusetts - 3.8%
Education - 0.5%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2030	395,000	433,506
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	95,000	90,681
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 4% 7/15/2036	300,000	297,705
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	75,176
TOTAL EDUCATION		897,068
General Obligations - 2.4%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,104
Massachusetts St Gen. Oblig. 5% 8/1/2051	110,000	113,621
Massachusetts St Gen. Oblig. 5% 8/1/2053	150,000	154,291
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	162,123
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	70,434
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,134
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,158
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	211,093
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	305,000	236,475
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,251
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,334
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	204,351
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,334
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	20,634
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	164,974
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	38,284
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	26,033
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	176,660
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	187,321
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	150,115
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	150,230
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	216,370
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2032	200,000	218,866
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	179,877
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	107,037
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	54,041
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	22,548
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2038	230,000	255,298
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	228,734
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	50,000	51,299
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	62,254
Massachusetts St Gen. Oblig. Series 2025G, 5% 12/1/2040	155,000	172,115
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	101,844
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	156,161
TOTAL GENERAL OBLIGATIONS		4,155,398
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	160,000	159,562
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	10,000	7,422
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	22,170
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	125,000	118,528
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	105,000	109,496
TOTAL HEALTH CARE		417,178
Special Tax - 0.6%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	204,948
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,236
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	395,000	412,315
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	52,155
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	10,000	10,065
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	10,000	10,946
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,218
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	131,746
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2046	260,000	246,611
TOTAL SPECIAL TAX		1,110,240
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	50,983
Water & Sewer - 0.1%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Inc Insured)	145,000	161,170
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Inc Insured)	25,000	28,688
TOTAL WATER & SEWER		189,858
TOTAL MASSACHUSETTS		6,820,725
Michigan - 1.2%
General Obligations - 0.0%
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	46,647
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,175
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5.25% 4/15/2060	100,000	104,480
TOTAL GENERAL OBLIGATIONS		166,302
Health Care - 0.4%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2036	120,000	129,248
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	228,158
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	20,909
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	44,232
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	35,100
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	70,000	60,271
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	150,000	130,561
TOTAL HEALTH CARE		648,479
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	173,980
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023A, 4.7% 12/1/2043	100,000	101,435
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	88,065
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	49,030
TOTAL HOUSING		412,510
Special Tax - 0.2%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	8,895
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,517
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	80,894
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2046	210,000	195,435
TOTAL SPECIAL TAX		310,741
Water & Sewer - 0.4%
Great Lakes Sewer Auth MI Series 2023A, 5% 7/1/2038	25,000	27,308
Great Lakes Sewer Auth MI Series C, 5% 7/1/2036	415,000	416,748
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,385
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024A, 5% 7/1/2034	150,000	168,534
TOTAL WATER & SEWER		628,975
TOTAL MICHIGAN		2,167,007
Minnesota - 0.7%
General Obligations - 0.5%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	163,827
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	459,986
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	107,605
TOTAL GENERAL OBLIGATIONS		731,418
Health Care - 0.0%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	24,673
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	180,000	181,815
TOTAL HEALTH CARE		206,488
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	210,359
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	60,000	60,073
TOTAL HOUSING		270,432
TOTAL MINNESOTA		1,208,338
Mississippi - 0.0%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	67,203
Missouri - 0.6%
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	260,000	285,725
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	49,393
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	190,000	163,818
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	120,690
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	100,000	109,977
TOTAL HEALTH CARE		729,603
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	163,283
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Inc Insured) (c)	230,000	228,428
TOTAL MISSOURI		1,121,314
Nebraska - 0.3%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	72,304
Electric Utilities - 0.2%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	39,182
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	364,018
TOTAL ELECTRIC UTILITIES		403,200
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	119,783
TOTAL NEBRASKA		595,287
Nevada - 0.1%
General Obligations - 0.0%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	50,673
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	84,095
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	41,379
TOTAL NEVADA		176,147
New Hampshire - 0.1%
Housing - 0.1%
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 2 Class A2, 5.15% tender 6/20/2041 (d)	204,534	208,264
New Jersey - 4.3%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (c)	10,000	9,450
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) 5% tender 7/1/2064 (d)	100,000	115,208
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2024B, 5.25% 3/1/2054	200,000	211,314
TOTAL EDUCATION		335,972
Electric Utilities - 0.1%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (c)	205,000	169,964
Escrowed/Pre-Refunded - 0.2%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	55,997
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	261,130
TOTAL ESCROWED/PRE-REFUNDED		317,127
General Obligations - 2.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,042
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	40,079
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	37,471
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	460,000	473,616
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	82,762
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	89,775
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (b)	90,000	88,229
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	30,000	28,548
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (b)	20,000	17,802
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (b)	45,000	40,201
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (b)	510,000	422,000
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (b)	40,000	32,045
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (b)	15,000	11,431
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	140,000	102,216
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (b)	45,000	28,262
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	35,000	20,761
New Jersey Trans Trust Fund Auth 0% 12/15/2039 (b)	395,000	222,409
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	180,382
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	332,078
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	272,723
New Jersey Trans Trust Fund Auth 5% 6/15/2044	200,000	212,419
New Jersey Trans Trust Fund Auth 5% 6/15/2046	550,000	572,537
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	261,800
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	20,156
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	22,409
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	200,000	180,382
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	78,763
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	162,459
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	247,987
TOTAL GENERAL OBLIGATIONS		4,341,744
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	250,000	186,611
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	29,880
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	135,129
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2035	330,000	340,838
TOTAL TOBACCO BONDS		505,847
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,026
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,105
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,209
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	50,502
New Jersey Turnpike Authority 5% 1/1/2046	225,000	235,831
New Jersey Turnpike Authority 5.25% 1/1/2052	260,000	270,940
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	111,465
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,312
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	264,946
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	207,209
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,612
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	160,830
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2055	110,000	115,101
TOTAL TRANSPORTATION		1,553,088
TOTAL NEW JERSEY		7,410,353
New Jersey,New York - 1.2%
Transportation - 1.2%
Port Auth NY & NJ 5% 11/15/2047	170,000	172,254
Port Auth NY & NJ 5% 9/15/2032 (c)	160,000	165,019
Port Auth NY & NJ 5.25% 11/15/2057	175,000	177,640
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (c)	195,000	182,715
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,079
Port Auth NY & NJ Series 202, 5% 10/15/2034 (c)	580,000	588,174
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,486
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	73,179
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	81,824
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	262,619
Port Auth NY & NJ Series 246, 5% 9/1/2028 (c)	440,000	462,481
TOTAL NEW JERSEY,NEW YORK		2,212,470
New Mexico - 0.2%
Housing - 0.1%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 F, 3.5% 7/1/2050	25,000	24,915
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	240,000	235,870
TOTAL HOUSING		260,785
Special Tax - 0.1%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	149,278
TOTAL NEW MEXICO		410,063
New York - 17.3%
Education - 0.7%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,533
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	32,761
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	148,067
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	96,174
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	60,344
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	31,078
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	115,819
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	208,720
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	26,418
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	168,384
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	393,170
TOTAL EDUCATION		1,327,468
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Inc Insured) (b)	90,000	80,942
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,126
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,346
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	20,886
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	252,488
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	229,802
TOTAL ELECTRIC UTILITIES		654,590
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	112,409
General Obligations - 2.3%
City of New York NY Gen. Oblig. 4% 4/1/2042	105,000	100,220
City of New York NY Gen. Oblig. 5.25% 2/1/2053	210,000	217,946
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	53,071
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,302
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	252,429
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	25,783
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	47,192
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2031	200,000	219,952
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	18,563
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	270,000	285,388
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	45,799
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	23,687
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	119,323
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	74,751
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	110,000	116,061
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	485,000	504,794
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	220,000	227,144
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	128,074
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	445,000	456,320
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	131,616
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,547
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	275,000	287,552
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	422,633
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	35,811
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Inc Insured)	225,000	236,749
New York St Gen. Oblig. 3.5% 3/1/2043	30,000	27,694
TOTAL GENERAL OBLIGATIONS		4,100,401
Health Care - 0.4%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	37,129
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	39,812
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	113,209
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	50,000	53,708
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2018 A, 4% 8/1/2038	60,000	55,304
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	35,331
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 5% 5/1/2037	100,000	107,263
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2025A, 5% 5/1/2036	240,000	264,201
TOTAL HEALTH CARE		705,957
Housing - 0.5%
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	17,848
New York St Hsg Fin Agy Series 2024 B 2, 3.45% tender 11/1/2063 (d)	275,000	275,120
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	4,887
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,055
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,429
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	46,815
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	180,000	147,636
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	122,527
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2019 E 1, 3.15% 11/1/2044	275,000	231,057
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	19,957
TOTAL HOUSING		896,331
Industrial Development - 0.3%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	153,392
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	29,044
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	140,762
New York Liberty Dev Corp Series 2021A, 2.5% 11/15/2036	200,000	168,805
TOTAL INDUSTRIAL DEVELOPMENT		492,003
Other - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	40,040
Special Tax - 8.1%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	192,159
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	148,759
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Inc Insured)	25,000	19,586
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	120,400
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	32,793
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	56,132
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	40,550
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	95,259
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	150,000	164,459
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	21,568
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025 E, 4.125% 11/1/2053	705,000	638,084
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2036	305,000	345,669
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2038	15,000	16,666
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2041	100,000	109,036
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2035	370,000	420,128
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024 C, 5.25% 5/1/2048	325,000	339,999
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	185,643
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	50,596
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	80,128
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,019
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,140
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	248,370
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	482,805
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	50,419
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	30,079
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	99,833
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	45,000	44,728
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	40,571
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	384,320
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	252,407
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	9,877
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	104,195
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	81,008
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	163,283
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 3% 2/1/2051	255,000	183,236
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	100,293
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	29,101
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	107,422
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	175,000	194,052
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	440,000	460,803
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2044	350,000	367,875
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	257,400
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	75,906
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	212,304
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	205,840
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2055	255,000	260,850
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	52,498
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	104,613
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	93,944
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	165,000	120,802
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	520,744
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2035	180,000	203,020
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	630,619
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,476
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,751
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	76,810
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,319
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2043	50,000	50,827
New York State Dormitory Authority (New York State Pit Proj.) Series 2025A, 5% 3/15/2055	570,000	582,008
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	60,609
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	76,930
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	535,665
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	115,966
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	366,650
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2043	60,000	57,349
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	69,470
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (b)	225,000	181,669
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	189,760
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	152,330
NY Payroll Mobility Tax 4% 5/15/2046	910,000	844,629
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	384,418
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	471,176
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 4% 5/15/2052	215,000	189,782
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	480,000	495,641
TOTAL SPECIAL TAX		14,280,225
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	76,219
Transportation - 2.8%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	21,695
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	221,836
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	327,207
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	46,931
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	89,437
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,533
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,135
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	20,773
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Inc Insured)	40,000	34,459
Metropolitan Transn Auth NY Rv Series 2019 B, 5% 11/15/2052	650,000	657,438
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	16,883
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	130,000	111,992
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	26,081
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	105,032
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	20,255
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	300,000	226,646
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	72,332
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	250,000	232,585
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	27,721
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,377
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (c)	30,000	30,802
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (c)	330,000	307,267
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	150,000	159,258
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.125% 6/30/2060 (Assured Guaranty Inc Insured) (c)	200,000	198,462
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (c)	795,000	787,839
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (c)	250,000	251,404
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Inc Insured) (c)	30,000	25,269
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (c)	30,000	27,350
Port Auth NY & NJ Series 245, 5% 9/1/2054	110,000	113,801
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2034 (c)	75,000	75,585
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	223,928
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (b)	290,000	233,238
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (b)	105,000	90,669
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (b)	35,000	27,967
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,105
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	45,532
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	91,748
TOTAL TRANSPORTATION		5,068,572
Water & Sewer - 1.7%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	237,977
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	16,892
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	95,120
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	480,000	423,188
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2052	130,000	133,572
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,431
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	66,429
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	61,453
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,115
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	139,392
New York NY Cty Muni Wtr Fin Auth Series 2019 DD 1, 4% 6/15/2049	165,000	149,741
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	80,521
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	154,570
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	199,198
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,217
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	31,461
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	200,437
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 3.5% 6/15/2048	30,000	25,130
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	262,400
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	540,000	563,912
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	30,879
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,040
TOTAL WATER & SEWER		2,998,075
TOTAL NEW YORK		30,752,290
North Carolina - 0.6%
General Obligations - 0.1%
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	146,880
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	70,279
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	47,329
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,430
TOTAL GENERAL OBLIGATIONS		285,918
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	68,195
Housing - 0.2%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	260,000	290,731
Transportation - 0.3%
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	110,000	116,519
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	79,100
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,083
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	275,000	179,256
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (Assured Guaranty Inc Insured) (b)	110,000	68,143
TOTAL TRANSPORTATION		485,101
TOTAL NORTH CAROLINA		1,129,945
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	37,448
Ohio - 2.1%
Education - 0.1%
Ohio St Univ Gen Rcpts Series 2026 A, 5% 6/1/2035	165,000	189,266
General Obligations - 0.1%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,047
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,121
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,211
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	215,000	239,300
TOTAL GENERAL OBLIGATIONS		317,679
Health Care - 0.9%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	265,000	238,479
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	101,011
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	49,757
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	17,385
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	103,967
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	175,000	178,106
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	215,000	222,339
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2032	160,000	165,441
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,249
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	257,592
TOTAL HEALTH CARE		1,375,326
Housing - 0.2%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	85,000	83,724
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	361,924
TOTAL HOUSING		445,648
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,435
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured) (b)	235,000	215,642
TOTAL SPECIAL TAX		246,077
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	320,000	338,453
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	250,000	268,091
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	51,169
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (b)	20,000	13,491
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (b)	60,000	32,656
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (b)	25,000	12,354
TOTAL TRANSPORTATION		377,761
Water & Sewer - 0.2%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	34,078
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	30,873
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	69,331
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	84,143
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	97,357
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	56,610
TOTAL WATER & SEWER		372,392
TOTAL OHIO		3,662,602
Oklahoma - 0.4%
Health Care - 0.0%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Inc Insured)	140,000	118,162
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	130,617
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 4.25% 1/1/2055 (Assured Guaranty Inc Insured)	475,000	440,038
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	32,415
TOTAL TRANSPORTATION		472,453
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	18,269
TOTAL OKLAHOMA		739,501
Oregon - 0.3%
General Obligations - 0.1%
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	175,729
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	84,908
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	51,142
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	229,812
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	31,973
TOTAL HEALTH CARE		397,835
TOTAL OREGON		573,564
Pennsylvania - 3.8%
General Obligations - 0.7%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	60,000	57,647
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	16,777
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	101,066
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	42,488
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	510,000	506,196
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	147,617
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	44,852
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	21,741
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	147,726
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	51,341
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Inc Insured)	30,000	29,246
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	55,000	56,343
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	110,811
TOTAL GENERAL OBLIGATIONS		1,333,851
Health Care - 1.1%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,855
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	150,000	152,810
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2032	300,000	310,632
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2039	90,000	85,991
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2031	160,000	169,655
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2032	450,000	476,025
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	115,793
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	195,846
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,032
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 4% 7/1/2043	40,000	36,219
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	82,637
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053 (Assured Guaranty Inc Insured)	190,000	133,205
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	21,278
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	4,845
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	200,000	201,065
TOTAL HEALTH CARE		2,000,888
Housing - 0.4%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (c)	40,000	39,983
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	140,000	130,340
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	4,938
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	220,000	196,003
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	210,000	169,120
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	110,000	112,521
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 148A, 4.625% 10/1/2045	105,000	105,024
TOTAL HOUSING		757,929
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	151,996
Special Tax - 0.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 B, 4% 12/1/2053 (Pacific Life Insurance Co Guaranteed)	130,000	112,785
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	465,000	464,071
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	20,000	21,159
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (c)	25,000	23,429
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (c)	275,000	274,388
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	51,099
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,049
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	203,755
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	165,787
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	850,000	929,502
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	60,000
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	55,571
TOTAL TRANSPORTATION		2,285,810
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2021 C, 4% 10/1/2051	230,000	202,273
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	20,000	18,573
TOTAL WATER & SEWER		220,846
TOTAL PENNSYLVANIA		6,864,105
South Carolina - 1.7%
Electric Utilities - 0.9%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	24,366
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	266,215
South Carolina St Svc Auth Rev 5% 12/1/2033	355,000	356,152
South Carolina St Svc Auth Rev 5% 12/1/2035	370,000	370,992
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	40,417
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	130,376
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	125,000	129,924
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	200,000	201,301
TOTAL ELECTRIC UTILITIES		1,519,743
Escrowed/Pre-Refunded - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2033	170,000	170,691
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (d)	190,000	204,296
Health Care - 0.4%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	300,000	324,083
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	209,966
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	105,000	109,328
TOTAL HEALTH CARE		643,377
Other - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2035	175,000	175,712
Special Tax - 0.0%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	86,826
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	115,648
Water & Sewer - 0.1%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	135,603
TOTAL SOUTH CAROLINA		3,051,896
Tennessee - 0.9%
Education - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	25,538
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) Series 2017A, 5% 11/1/2042	105,000	106,686
TOTAL EDUCATION		132,224
General Obligations - 0.4%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	239,505
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2031	300,000	330,377
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	10,000	10,122
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,116
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	205,000	218,749
TOTAL GENERAL OBLIGATIONS		813,869
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	24,533
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,769
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	49,979
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	70,162
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2017A, 5% 7/1/2048	160,000	160,100
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	160,000	178,930
TOTAL HEALTH CARE		493,473
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	90,000	81,673
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	30,794
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	67,071
TOTAL TRANSPORTATION		179,538
TOTAL TENNESSEE		1,619,104
Texas - 7.7%
Education - 0.9%
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	160,810
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	34,527
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	90,965
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	55,000	44,000
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2029	175,000	188,572
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	291,610
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2041	155,000	168,761
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	22,683
University TX Perm Univ Fd Series 2024 A, 5% 7/1/2037	200,000	222,035
University TX Perm Univ Fd Series 2024B, 5% 7/1/2038	200,000	220,680
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	187,067
TOTAL EDUCATION		1,631,710
Electric Utilities - 0.4%
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,772
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	148,682
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	100,000	110,887
San Antonio TX Elec & Gas Rev Series 2024 A, 5% 2/1/2038	215,000	237,516
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	170,000	177,868
TOTAL ELECTRIC UTILITIES		695,725
Escrowed/Pre-Refunded - 0.0%
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (b)	5,000	3,272
General Obligations - 2.5%
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	235,961
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	132,815
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	235,000	260,372
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	386,225
Dallas TX Gen. Oblig. Series 2024 B, 5% 2/15/2032	110,000	122,410
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	260,000	292,570
Dallas TX ISD 5% 2/15/2048	100,000	103,005
Dallas TX ISD Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,532
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	210,000	236,108
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	93,613
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	92,007
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	100,000	104,523
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	196,206
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	203,955
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000	4,220
Northwest Tex Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	190,000	195,235
Plano Independent School District 5% 2/15/2028	150,000	156,886
Plano Independent School District 5% 2/15/2042	140,000	148,541
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	17,627
San Antonio TX Gen. Oblig. Series 2019, 3% 8/1/2035	105,000	98,165
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	180,437
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	250,000	263,903
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2031 (Macquarie Group Ltd Guaranteed)	320,000	340,892
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2036 (Bank of America Corp Guaranteed)	180,000	191,119
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,100
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	51,443
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	103,387
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	25,721
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	89,726
TOTAL GENERAL OBLIGATIONS		4,397,704
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2033	110,000	122,354
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	69,129
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2024A, 5% 10/1/2029	160,000	171,908
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (d)	155,000	171,145
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2032	360,000	378,061
TOTAL HEALTH CARE		912,597
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2024 C, 5% 1/1/2049	145,000	147,802
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	22,576
TOTAL HOUSING		170,378
Other - 0.3%
Katy TX Ind Sch Dist Series 2025, 5% 2/15/2050	130,000	134,303
Texas State Gen. Oblig. Series 2025, 5% 10/1/2035	360,000	412,497
TOTAL OTHER		546,800
Special Tax - 0.3%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	346,087
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Inc Insured) (b)	10,000	3,193
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Inc Insured) (b)	25,000	7,553
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2030	100,000	108,451
TOTAL SPECIAL TAX		465,284
Transportation - 1.6%
Central Texas Turnpike Series 2024 C, 5% 8/15/2039	140,000	152,046
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	17,155
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	100,000	104,936
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	75,000	77,482
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	60,096
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	70,000	76,226
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	95,000	102,704
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	262,659
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	18,834
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	170,000	187,725
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	200,000	219,285
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,183
Grand Parkway Transportation Corp Series 2018 A, 5% 10/1/2048	250,000	252,499
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	36,056
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (b)	35,000	31,245
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (b)	5,000	3,664
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (b)	65,000	45,402
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	50,117
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,159
North TX Twy Auth Rev Series 2024A, 5% 1/1/2032	300,000	332,847
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Inc Insured)	185,000	185,524
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	38,962
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	94,060
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (c)	170,000	164,605
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	79,156
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (b)	35,000	31,517
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.25% 10/1/2055	200,000	210,046
TOTAL TRANSPORTATION		2,896,190
Water & Sewer - 1.1%
Houston TX Util Sys Rev 3% 11/15/2047	220,000	161,040
Houston TX Util Sys Rev 4% 11/15/2049	25,000	22,264
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	51,507
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,267
North TX Muni Wtr Dist TX Wtr Sys Rev Series 2025, 5% 9/1/2055	110,000	112,775
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	265,554
Texas Wtr Dev Brd 3% 10/15/2040	100,000	86,272
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,534
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	50,900
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	40,319
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	375,000	329,110
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	320,751
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	160,000	166,005
Texas Wtr Dev Brd Series 2025, 4.8% 10/15/2056	225,000	223,791
TOTAL WATER & SEWER		1,913,089
TOTAL TEXAS		13,632,749
Utah - 0.6%
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	160,536
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2041	100,000	106,209
TOTAL ELECTRIC UTILITIES		266,745
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,034
Transportation - 0.5%
Salt Lake City UT Arpt Rev 5% 7/1/2051 (c)	320,000	320,361
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	525,000	537,198
TOTAL TRANSPORTATION		857,559
TOTAL UTAH		1,159,338
Virginia - 1.5%
Education - 0.1%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	227,965
General Obligations - 0.8%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	72,644
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	15,929
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	95,000	101,272
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	110,000	104,421
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	173,518
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	254,855
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2022, 4% 5/15/2047	50,000	46,330
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2027	300,000	310,042
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2028	355,000	366,292
TOTAL GENERAL OBLIGATIONS		1,445,303
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 5% 5/15/2029	185,000	197,665
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (d)	100,000	106,995
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	403,584
TOTAL HEALTH CARE		708,244
Special Tax - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	94,000
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	122,201
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	25,616
TOTAL SPECIAL TAX		241,817
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	110,000	105,498
TOTAL VIRGINIA		2,728,827
Washington - 2.4%
Education - 0.1%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	137,918
Electric Utilities - 0.5%
Energy Norwthwest WA Elec Rev 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	90,000	101,176
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	216,350
Energy Norwthwest WA Elec Rev Series 2018 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	104,282
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	140,000	146,275
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	73,756
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	120,000	133,796
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	140,278
TOTAL ELECTRIC UTILITIES		915,913
General Obligations - 1.0%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	198,988
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2033	100,000	107,689
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	157,074
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	173,162
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2035	115,000	124,962
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	110,000	115,800
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	235,000	260,769
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	490,000	510,649
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	30,979
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	56,795
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	131,339
TOTAL GENERAL OBLIGATIONS		1,868,206
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	77,781
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	160,000	152,956
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,037
TOTAL HEALTH CARE		270,774
Special Tax - 0.4%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	85,736
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2030	170,000	187,080
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2039	320,000	358,663
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	101,982
TOTAL SPECIAL TAX		733,461
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (c)	310,000	341,031
TOTAL WASHINGTON		4,267,303
West Virginia - 0.1%
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	82,114
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	67,002
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	87,936
TOTAL TRANSPORTATION		154,938
TOTAL WEST VIRGINIA		237,052
Wisconsin - 1.1%
Education - 0.1%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	49,996
Public Fin Auth Wis Pooled Charter Sch Ctfs Ser 2023-1 Series CL A, 5.75% 7/1/2062	138,832	142,559
TOTAL EDUCATION		192,555
General Obligations - 0.3%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	149,592
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	70,145
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	240,719
TOTAL GENERAL OBLIGATIONS		460,456
Health Care - 0.3%
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	105,661
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	38,391
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,077
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	159,552
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	213,556
TOTAL HEALTH CARE		572,237
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	59,156	49,948
Special Tax - 0.1%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (b)	160,000	50,707
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (c)	10,000	7,992
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (b)	160,000	48,069
TOTAL SPECIAL TAX		106,768
Transportation - 0.3%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (c)	560,000	571,469
TOTAL WISCONSIN		1,953,433
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Inc Insured)	25,000	21,953
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	23,229
TOTAL WYOMING		45,182
TOTAL MUNICIPAL SECURITIES (Cost $181,378,554)		176,363,101

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $175,255)	2.60	175,220	175,255

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $181,553,809)	176,538,356
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,842,119
NET ASSETS - 100.0%	178,380,475

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,975,125	11,663,894	13,463,764	12,622	-	-	175,255	175,220	0.0%
Total	1,975,125	11,663,894	13,463,764	12,622	-	-	175,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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